| KraneShares Zacks New China ETF
KraneShares Zacks New China ETF (formerly, KraneShares CSI New China ETF)
Investment Objective

The KraneShares Zacks New China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific foreign equity securities benchmark. The Fund’s current benchmark is the Zacks New China Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares Zacks New China ETF
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares Zacks New China ETF
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.73%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption	Expense Example, 1 Year	Expense Example, 3 Years	Expense Example, 5 Years	Expense Example, 10 Years
| | KraneShares Zacks New China ETF | USD ($)	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2016, the Fund’s portfolio turnover rate was 575% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. The Underlying Index takes a “smart-beta” approach to provide exposure to companies listed in Mainland China, Hong Kong and the United States whose primary business or businesses the index sponsor, Zacks Index Services (“Zacks”), has determined are important in the current Five-Year Plan (“Plan”) of the central Chinese government. Zacks’ smart-beta approach evaluates the sectors it expected to benefit from the Plan and then ranks the stocks within each sector based on various investment factors, including price, cash flow, free cash flow, momentum and volatility. Based on the foregoing, the top 40 stocks will be included in the Underlying Index. As of each rebalance date, the top 10 largest capitalization stocks included in the Underlying Index typically will represent approximately 3.75% of the Underlying Index each, the middle 20 capitalization stocks will represent approximately 2.5% of the Underlying Index each, and the smallest 10 capitalization stocks will represent approximately 1.25% of the Underlying Index each. In addition, as of the rebalance date, no sector will represent more than 40% of the Underlying Index. The Underlying Index will be rebalanced annually.

The Fund principally expects to obtain exposure to China A-Share components of the Underlying Index by investing through the Shanghai-Hong Kong Stock Connect program or a similar program, such as the Shenzhen-Hong Kong Stock Connect program.

The Plan is a series of development initiatives that have been released by the Chinese government every five years since 1953. The Plan outlines the government’s goals for, among other things, social and economic growth and industrial planning in key sectors and regions. For example, the central Chinese government released the Thirteenth Five Year Plan (2016 – 2020) in March 2016. The Thirteenth Five Year Plan emphasizes improving the lives of Chinese citizens, health care, technology, the environment, more competitive markets, agriculture, the military and education.

The Underlying Index defines Chinese companies to include companies incorporated in China, companies with a majority of their business in China, companies headquartered in China, companies directly or indirectly controlled by an entity owned by a Chinese central, provincial or municipal government and companies listed for trading in Hong Kong with significant operations in China. As of June 30, 2016, the Underlying Index included 40 securities of companies with a total market capitalization of $1.4 trillion and a weighted average market capitalization of $20 billion.

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but that the Fund believes will help it track the Underlying Index. These investments include investments in the shares of or depositary receipts representing other equity issuers, including China A-Shares and B-Shares. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or a similar program, such as the Shenzhen-Hong Kong Stock Connect Program.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. However, the Fund may utilize a representative sampling methodology under various circumstances, including where it may not be possible or practicable to purchase all of the securities in the Underlying Index. Representative sampling is an indexing strategy that generally involves investing in a representative sample of securities that has an investment profile similar to the Underlying Index.

The Fund is expected to concentrate its investments ( i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is so concentrated. As of June 30, 2016, issuers in the information technology sector (30.87%) and materials sector (17.66%) represented a significant portion of the Underlying Index. The Fund is non-diversified.

Zacks is independent of the Fund and the Fund’s investment adviser, Krane Funds Advisors LLC (the “Adviser”). Zacks determines the components and the relative weightings of the securities in the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

A-Shares Risk.   Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks.   A-Shares may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of the entity holding the A-Shares may pursue the Fund’s A-Shares and that regulatory actions may affect the Fund.

Tax Risk.   Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in A-Shares to be imposed, Krane reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

The WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A-Shares and any relevant interest.

Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Authorized Participants Concentration Risk.   The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Concentration Risk.   Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Underlying Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the risks described below. The Fund may have significant exposure to other industries or sectors over time.

Information Technology Sector Risk.   The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Materials Sector Risk.   The materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Currency Risk.   The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Depositary Receipt Risk.   The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including ADRs. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk.   The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Equity Securities Risk.   An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Focused Portfolio Risk.   Changes in the value of a small number of issuers are likely to have a larger impact on the Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Securities Risk.   Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers, especially issuers in China and other emerging markets, may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Investments in foreign securities may be less liquid than investments in U.S. securities.

Additionally, the securities markets in China have a limited operating history and are not as developed as those in the U.S. A small number of issuers may represent a large portion of the China market as a whole, and prices for securities of these issuers may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting the Fund’s investments.

Income from securities of non-U.S. issuers, including, in the case of Chinese issuers, gains on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Geographic Focus Risk.   The Fund’s investments are focused in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.

China.   The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. An investment in the Fund involves a risk of total loss. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold large amounts of non-performing loans. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

Hong Kong.   The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

High Portfolio Turnover Risk.   The Fund's strategy may result in high turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance.

International Closed Market Trading Risk.   Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Risk.   Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk.   The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund halt trading, such as due to an exchange’s limit-up, limit-down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk.   Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk.   The values of securities in the Underlying Index could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk.   Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single issuer could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Passive Investment Risk.   The Fund is not actively managed and therefore may not sell an equity security due to current or projected underperformance of a security, industry or sector. To the extent the Fund uses a representative sampling approach, it may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Underlying Index.

Premium/Discount Risk.   Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk.   Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Shanghai-Hong Kong Stock Connect Program Risk.   The Shanghai-Hong Kong Stock Connect program is subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the program and to enter into or exit trades on a timely basis. The Shanghai market may be open at a time when the Shanghai-Hong Kong Stock Connect program is not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Shanghai-Hong Kong Stock Connect program is new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai and Hong Kong Stock Exchanges will continue to support the Shanghai-Hong Kong Stock Connect program in the future.

Any future stock connect program, such as the Shenzhen-Hong Kong Stock Connect program, would be subject to similar risks.

Small-and Mid-Capitalization Company Risk.   Investing in the securities of small- and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small- and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tax Risk.   In order to qualify for the favorable tax treatment generally available to regulated investment companies and avoid Fund-level taxes, the Fund must satisfy certain distribution requirements. Capital controls and currency controls may affect the Fund’s ability to meet the applicable distribution requirements. If the Fund fails to satisfy the distribution requirement necessary to qualify for treatment as a regulated investment company for any taxable year, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level. If the Fund fails to satisfy a separate distribution requirement, it will be subject to a Fund-level excise tax. These Fund-level taxes will apply in addition to taxes payable at the shareholder level on distributions.

Tracking Error Risk.   The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a representative sampling approach, and/or invests in securities that are not contained in the Underlying Index, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk.   Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Performance Information

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. In addition, prior to December 1, 2015, a sub-adviser was responsible for day-to-day portfolio management of the Fund’s assets. Updated performance information is available at no cost by visiting www.kraneshares.com .

Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2016, the Fund’s year-to-date total return was -4.20%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	16.56%	12/31/2015
Lowest Return	-22.23%	9/30/2015

Average Annual Total Returns for the period ending December 31, 2016

Average Annual Total Returns - -		Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
KraneShares Zacks New China ETF		Return Before Taxes	(0.45%)	11.26%	Jul. 22, 2013
KraneShares Zacks New China ETF | After Taxes on Distributions		Return After Taxes on Distributions	(2.85%)	10.01%	Jul. 22, 2013
KraneShares Zacks New China ETF | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	1.60%	8.66%	Jul. 22, 2013
CSI Overseas China Five-Year Plan Index	[1]	CSI Overseas China Five-Year Plan Index (Reflects no deduction for fees, expenses or taxes)	1.70%	12.11%	Jul. 22, 2013
S&P 500 Index		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	1.38%	10.23%	Jul. 22, 2013
[1]	Prior to June 1, 2016, the Fund was known as the KraneShares CSI New China ETF and sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index. Future prospectuses will include the performance information of the Hybrid CSI Overseas China Five-Year Plan Index/Zacks New China Index, which will consist of the CSI Overseas China Five-Year Plan Index from inception of the Fund through May 31, 2016 and the Zacks New China Index going forward.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.